INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Contingency [Line Items]
U.S. federal statutory income tax rate (as percent)	21.00%	21.00%	21.00%
Percent valuation allowance against U.S. taxable REIT deferred tax assets (as percent)	100.00%
Decrease in valuation allowance	$ 2.3
Operating Partnership
Income Tax Contingency [Line Items]
Ownership interest (as percent)	98.70%